Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Under Noncancelable Operating Leases

As of September 27, 2020, future minimum lease payments under noncancelable operating leases are as follows:

2020 (remaining twenty-six weeks)	$494
2021	1,989
2022	1,362
2023	1,121
2024	329
Thereafter	454
Total	$5,749
As of December 29, 2019, future minimum lease payments under noncancelable operating leases are as follows:

2020	$1,012
2021	302
2022	311
2023	320
2024	329
Thereafter	451

Total	$2,725